TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 457	$ 502
Collateral deposits	733	434
Prepaids and other	71	83
Income tax receivables	10	30
Inventory	21	20
Other short-term receivables	87	77
Trade receivables and other current assets	$ 1,379	$ 1,146